Investment Strategy - M3Sixty Small Cap Growth Fund	Sep. 26, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy of the Fund.
Strategy Narrative [Text Block]

The Fund’s adviser, M3Sixty Capital, LLC (the “Adviser”), delegates the daily management of the Fund’s assets to Bridge City Capital, LLC (the “Sub-Adviser”). The Adviser is responsible for the overall management of the Fund and overseeing the Fund’s sub-adviser. Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small capitalization growth companies. The Fund defines:

●	“small capitalization” companies as issuers whose market capitalization is within the same market capitalization range as companies listed in the Russell 2000® Growth Index, which is subject to change over time. As of June 30, 2025, the median market capitalization of the companies in the Russell 2000® Growth Index was $1.170 billion, with the highest market capitalization being $15.722 billion.

●	“growth” as investments with above-average growth rates (high growth rates for revenue, earnings, expanding margins, and/or cash flow) as compared to their industry or the overall market, as determined by the Sub-Adviser.

The Fund will invest primarily in U.S. common stocks that the Sub-Adviser believes have clear indicators of future potential for earnings growth, or that demonstrate other potential for growth of capital. In selecting companies for the Fund’s portfolio, the Sub-Adviser uses a bottom-up approach to select what it believes are quality companies with proven track records, strong financial characteristics, and above-average growth prospects at attractive valuations that lead to strong relative returns over a complete market cycle.

The Sub-Adviser may sell or reduce its position in a security for a variety of reasons when appropriate and consistent with the Fund’s investment objectives and policies, which may include, but are not limited to, when the security: (i) position exceeds the Sub-Adviser’s internal position limit of 3% of the Fund’s market value; (ii) exceeds the Sub-Adviser’s internal market capitalization limit; or (iii) is no longer considered appropriate for the Fund based on a change in financial condition, management team, or other factor that either reduces the security’s overall score within the Sub-Adviser’s research and screening process or the Sub-Adviser’s conviction in the holding.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small capitalization growth companies.